Accounts payable and other financial liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounts payable and other financial liabilities
12. Accounts payable and other
financial
liabilities
The Company did not have any liabilities at December 31, 2021, or December 31, 2020, which represented debt to financial institutions. The Company’s monetary liabilities at December 31, 2021, and

December 31,
2020
,
were as follows:
Year ended December 31, 2021

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 months	1-5 years	Total
Non-current lease liabilities	$—	$—	$—	$11	$11
Accounts payable	685	—	—	—	685
Current lease liabilities	132	107	123	—	362
Other liabilities	1,640	251	588	371	2,850

	$2,457	$358	$711	$382	$3,908

Year ended December 31, 2020

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 months	1-5 years	Total
Non-current lease liabilities	$—	$—	$—	$327	$327
Accounts payable	631	—	—	—	631
Current lease liabilities	214	187	330	—	731
Other liabilities	1,619	121	527	—	2,267

	$2,464	$308	$857	$327	$3,956

Other current liabilities include accruals for earned compensation, earned vacation days not taken, potential employer’s tax on share-based compensation, and accruals for goods and services received but not yet invoiced by the supplier.
The estimated employer’s payroll tax liability related to share-based compensation amounted to $371 on December 31, 2021, and $216 on December 31, 2020. It will be due only when the associated subscription rights are exercised. The exercise will, in all likely circumstances, fund the payable employer’s payroll tax.
Interest expense including interest on lease liabilities in the Consolidated Statement of Profit and Loss in Finance expense was $31 in 2021 and $63 in 2020.
IDEX had no other significant current or
non-current
monetary obligations at the end of 2021 or 2020. Also, the Company had no contingent liabilities at the end of 2021 or 2020.